REVENUE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 1,194,259	$ 694,981	$ 384,912
Services transferred at a point in time: | Flights, net of discounts and fees
Disaggregation of Revenue [Line Items]
Revenue	873,724	495,419	334,263
Services transferred at a point in time: | Aircraft management
Disaggregation of Revenue [Line Items]
Revenue	215,368	124,881
Services transferred at a point in time: | Other
Disaggregation of Revenue [Line Items]
Revenue	20,910	9,392	4,781
Services transferred over time: | Memberships
Disaggregation of Revenue [Line Items]
Revenue	69,592	54,622	$ 45,868
Services transferred over time: | Aircraft management
Disaggregation of Revenue [Line Items]
Revenue	9,897	7,848
Services transferred over time: | Other
Disaggregation of Revenue [Line Items]
Revenue	$ 4,768	$ 2,819